Investment Strategy	Jun. 29, 2026
Tema Alternative Asset Managers ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Tema Alternative Asset Managers ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly listed asset management companies within the Asset Management and Custody Banks sub-industry category according to the GICS categorization. The Adviser, through internal research and analysis using company disclosures (such as 10-Ks, websites and corporate presentations), will assess the current types of assets under management and/or future potential types of assets under management (either via partnerships or merger and acquisitions), to establish whether the company derives more than 50% of its revenues from alternative assets (defined as non-traditional assets not directly related to the management of stocks, bonds, or cash) management and investment services and hence the firm is part of the thematic universe. Examples of alternative assets that a company may manage include private equity, private debt, hedge funds, commodities, real estate, collectibles, and structured financial products.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Tema Alternative Asset Managers ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly listed asset management companies within the Asset Management and Custody Banks sub-industry category according to the GICS categorization.
Tema U.S. Manufacturing & Reshoring ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, common and preferred stocks of publicly listed companies domiciled in the United States that are directly or indirectly economically tied to the rebuilding, bringing back of overseas economic activity, and revitalization of the American (i.e., United States) industrial base (“reshoring companies”). Reshoring companies are companies that have publicly announced, indicated in public filings or otherwise communicated major initiatives to reshore jobs, manufacturing and other business activities to the U.S. including announcements of new factory or production facility openings in the U.S., expansions in the U.S. that aim to create several thousand jobs and/or plans for multi-billion-dollar U.S. projects involving reshoring. Reshoring is the economic process of companies transferring business operations that were previously moved overseas or planned to be moved overseas back to the United States. This economic trend benefits both firms that are engaged in the reshoring of their own operations and also firms that provide products and services supporting other reshoring firms. Tema ETFs LLC (the “Adviser”), the Fund’s investment adviser, will rely on press coverage, trade groups, equity and debt offering filings and publications specialized in reshoring (e.g. Reshore Now, Reshoring Initiative) to identify top companies reshoring. The Adviser will, using company disclosures, such as earnings conference calls, company presentations, capital markets days, and external research (especially specialist industrial and reshoring focused publications) identify, using factors such as segment revenue, growth drivers, strategic plans, the aforementioned firms for inclusion in the reshoring thematic universe. This includes, but is not limited to, firms that operate in the following sub-industries: industrial products, industrial services, materials, transportation, manufacturing, distribution, facilities services, capital goods, engineering, commercial and professional services, infrastructure, building products, electrical equipment, construction. Specific examples include a major semiconductor producer establishing a new fab (manufacturing facility) in the United States, aggregates (hard materials) firms benefitting from the rebuilding of infrastructure connected to new re-shored factories, or automation-focused businesses that install equipment in these new factories.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States, Canada, and Europe.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, common and preferred stocks of publicly listed companies domiciled in the United States that are directly or indirectly economically tied to the rebuilding, bringing back of overseas economic activity, and revitalization of the American (i.e., United States) industrial base (“reshoring companies”). Reshoring companies are companies that have publicly announced, indicated in public filings or otherwise communicated major initiatives to reshore jobs, manufacturing and other business activities to the U.S. including announcements of new factory or production facility openings in the U.S., expansions in the U.S. that aim to create several thousand jobs and/or plans for multi-billion-dollar U.S. projects involving reshoring.
Tema Durable Quality ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies where the Herfindahl–Hirschman (HHI) index of the market of operation representing more than 50% of the company’s revenue is above 2,500. HHI index is a widely used and commonly accepted measure of market concentration. HHI is calculated by squaring the market shares of each competing firm and then summing the numbers. The HHI takes into account the relative size distribution of the firms in a market. It approaches zero when a market is occupied by a large number of firms of relatively equal size and reaches its maximum of 10,000 points when a market is controlled by a single firm. The HHI increases both as the number of firms in the market decreases and as the disparity in size between those firms increases. For example, for a market consisting of four firms with shares of 30, 30, 20, and 20 percent, the HHI is 2,600 (302 + 302 + 202 + 202 = 2,600). The U.S. Department of Justice generally considers 2,500 as the level above which an industry is “highly concentrated”. These companies are considered to operate in a monopolistic or oligopolistic industry structure and occupy a non-substitutable position in an economic value chain if by virtue of, but not limited to, physical assets (e.g., infrastructure), high switching costs, regulation, and economies of scale such that their products and services cannot be easily substituted by the connected participants in the economic value chain. The sub-industry universe includes industries such as rail roads, airports, toll roads, stock exchanges, ratings agencies, data companies, credit agencies, payments companies, certain medical devices, patented pharmaceuticals.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States and Canada. The Fund may invest up to 25% of its assets in emerging markets.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. Tema ETF LLC’s (the “Adviser”), the Fund’s investment adviser, security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies where the Herfindahl–Hirschman (HHI) index of the market of operation representing more than 50% of the company’s revenue is above 2,500.
Tema Electrification ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, common and preferred stocks of publicly listed companies that are directly or indirectly economically tied to global electrification. A company is considered to be economically tied to the electrification theme if it generates 50% of its revenue from a combination of (i) the supply of electrification and/or power generation raw materials, including natural resources, (ii) the supply of electrification and/or power generation equipment, software and associated services, such as grid, transmission and distribution equipment, software such as Uninterruptable Power Supplies, and hardware such as turbines, and (iii) the storage of electricity. This includes, but is not limited to, firms that operate in the following sub-industries: electrical equipment, energy, industrial machinery supplies and components, distributors, electric, gas and renewable utilities, and construction and engineering companies.

Tema ETF LLC (the “Adviser”), the Fund’s investment adviser, will rely on press coverage, trade groups, equity and debt offering filings, publications specialized in utilities and electrification, company disclosures, such as earnings conference calls, company presentations, capital markets days, and external research to identify, using factors such as segment revenue, growth drivers, strategic plans, the aforementioned firms for inclusion in the electrification thematic universe in accordance with the aforementioned criteria.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria, but the Fund will meet the required diversification tests to continue to qualify as a Registered Investment Company for purposes of the Internal Revenue Code.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States, Canada, and Europe.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest ahigh percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, common and preferred stocks of publicly listed companies that are directly or indirectly economically tied to global electrification.
Tema Heart & Health ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly listed companies that derive at least 50% of revenues from products or services related to GLP-1 and the treatment of cardiovascular diseases and/or metabolic diseases, as defined by the Centers for Diseases Control and Preventions (“CDC”). GLP-1 (glucagon-like peptide) is a class of drugs that can help manage diabetes and obesity. The Adviser will apply this definition to internal research and analysis based on company disclosure (such as 10-K filings, company presentations, capital markets day presentations) and other publicly available sources (e.g., sell-side research, biotechnology industry publications etc.) to make this assessment. Example companies include large pharmaceutical firms, development-stage biotechnology companies, diagnostic focused businesses with products used to diagnose and/or treat the aforementioned diseases, medical device companies focused on treatment of the aforementioned diseases, and healthcare service providers with a specific strategic focus on helping treat and manage the aforementioned diseases, each providing they meet the aforementioned revenue test.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States and Europe.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers and sectors.

The basic investment philosophy of the Adviser is to seek to invest in growth companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and potential for earnings growth. Tema ETF LLC’s (the “Adviser”), the Fund’s investment adviser, security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

The Adviser may measure companies when considering ESG factors using sustainability data including scoring information that is provided by (i) the companies themselves, (ii) several third-party data providers (which are subject to change from time to time), including, but not limited to, Refinitiv, FactSet©, Trucost, Sustainalytics, SAM ESG Research and Persefoni and (iii) the Adviser itself.

While the Fund intends to seek select opportunities to actively engage with one or more portfolio companies, it may only be able to do so in limited circumstances and generally seek to indirectly influence the policies of portfolio companies through voting proxies of such companies. The Fund seeks to encourage transformational change at the public companies within its portfolio through the application of these proxy voting guideline.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions. To conduct this Analysis, the Adviser will use its own internal research and analysis, based on company materials (such as annual reports, websites, strategic and sell-side conference presentations) and other sources (publications focused on relevant industries, and external research by sell-side banks or consultancy firms.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund may invest in small-, mid- and large capitalization companies.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly listed companies that derive at least 50% of revenues from products or services related to GLP-1 and the treatment of cardiovascular diseases and/or metabolic diseases, as defined by the Centers for Diseases Control and Preventions (“CDC”).
Tema International Defense ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Tema International Defense ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies within the Aerospace and Defense sector, as defined by Global Industry Classification Sector. The Fund will invest in companies that generate 50% of revenue from the development, manufacture, operation, support and distribution of the following sub-sectors that support civilian and military defense, and where the Adviser believes the company spends a significant portion of its research budget in innovation:

1.	Defense Equipment

Companies that develop robotics, drones, advanced weapon systems and military/naval munitions, defense-specific power and fuel systems, sensor arrays, processors and networking equipment, space launch systems (including satellites), radar systems, and/or military aircraft including remotely piloted vehicles, helicopters, naval ships, armored vehicles and drones, for local and/or national defense applications, as well as companies that provide engineering, technical training and/or simulation for the above systems.

2.	Defense Technology

Companies that develop artificial intelligence (AI), internet of things (IoT), augmented/virtual reality (AR/VR), human-machine collaboration, big data, specialized 3D light detecting and ranging (LiDAR), analytics, geospatial intelligence, and/or security scanning solutions (e.g., biometrics, credential authentication, etc.) for local and/or national defense applications, as well as companies that provide applications and services for mission support via a combination of command, control, communications, intelligence and reconnaissance, battlefield awareness, computers, combat systems (C6), and companies involved in intelligence, surveillance, and reconnaissance (ISR).

3.	Cyber Defense

Companies that develop and manage security protocols preventing intrusion and attacks to systems, networks, applications, computers, and/or infrastructure for local and/or national defense applications.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund invests in companies generally with a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. In most cases, the Fund will limits its investments to companies that have at least a three-month average daily traded value of at least $500,000.

Over 80% of the Fund’s assets are expected to be invested in companies located outside of the United States and Canada. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets. Tema ETF LLC (the “Adviser”), the Fund’s investment adviser, considers an “emerging market” to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of February 28, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand. The Fund invests in companies domiciled in a number of countries including: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, South Africa, South Korea, Singapore, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, the United Kingdom, and the United States.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Tema International Defense ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies within the Aerospace and Defense sector, as defined by Global Industry Classification Sector.
Tema Oncology ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly listed companies that derive at least 50% of revenues from oncology. The Tema ETF LLC (the “Adviser”), the Fund’s investment adviser, will use internal research and analysis based on company disclosure (such as 10-K filings, company presentations, capital markets day presentations) and other publicly available sources (e.g., sell-side research, biotechnology industry publications etc.) to make this assessment. Example companies include large pharmaceutical firms, diagnostic focused businesses with products used to diagnose cancer (such as liquid biopsies or cancer genomic screening), medical device companies focused on cancer treatment, and healthcare service providers with a specific strategic focus on helping treat and manage cancer.

The Fund generally is expected to consist of more than 15 companies but not more than 100 companies. The number of constituents may change depending on the number of companies available for investment that meet the Fund’s criteria.

To be eligible for inclusion in the Fund, a company must have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. To be eligible for inclusion in the Fund, a company must have a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States and Europe.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly listed companies that derive at least 50% of revenues from oncology.
Tema S&P 500 Historical Weight ETF Strategy
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of stocks that make up a version of the S&P 500 that reflects the historical weight distribution of the S&P 500. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that are included in the S&P 500. Unlike the S&P 500, which weights component securities by float-adjusted market capitalization, the Fund uses a “weight-adjusted” methodology. This methodology assigns a “position rank” to each stock in the S&P 500 and then sizes each position rank to align with the position rank’s historical weight. In this context, “historical weight” is defined as the average weight of each S&P 500 position on a monthly basis since December 29, 1989. The Fund will then reflect the historical average weight of position 1 to position 500 of the S&P 500, applied to the current constituents. Tema ETF LLC (the “Adviser”), the Fund’s investment adviser, is responsible for applying this investment strategy using both historical and current data on the S&P 500.

The Fund will adjust the weights in line with the rebalancing of the S&P 500, expected to be quarterly. When the S&P 500 rebalances after the market close on the third Friday of the quarter ending month, the Fund will adjust its portfolio to take account of stocks that were added and deleted from the S&P 500.

The S&P 500 is a float market capitalization weighted index comprised of the common stock of the approximately 500 leading U.S. listed companies, representing approximately 80% of the U.S. equity market capitalization. The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the S&P 500 concentrates in an industry or group of industries.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

The Fund is considered to be diversified.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in stocks of companies that are included in the S&P 500. The Fund’s benchmark index is the Tema U.S. 500 Historical Weight Index.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of companies that are included in the S&P 500.